Disclosure on individual items of the consolidated financial statements (Details) - Schedule of cost of goods sold - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cost Of Goods Sold Abstract
Cost of materials	€ 23,554	€ 26,433	€ 38,100
Personnel expenses	3,388	3,097	2,819
Depreciation and amortization	3,517	3,103	1,515
Other expenses	445	2,677	3,114
Total	€ 30,904	€ 35,310	€ 45,548